Michele Drummey Vice President and Assistant General Counsel Empower Annuity Insurance Company 280 Trumbull Street Hartford, CT 06103

May 3, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: EAIC Variable Contract Account A; Post-Effective Amendment No. 18; File No. 333-162553

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, Empower Annuity Insurance Company, on behalf of the EAIC Variable Contract Account A (the “Account”), hereby certifies: (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/ Michele Drummey, Esq.
Michele Drummey, Esq.
Vice President and Assistant General Counsel